Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011
Summary of estimated useful lives of property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	15 to 50 years
Building [Member]
Summary of estimated useful lives of property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	45 years
Machinery and Equipment [Member]
Summary of estimated useful lives of property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	5 to 15 years
Vehicles [Member]
Summary of estimated useful lives of property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	5 years
Office Equipment and Furniture [Member]
Summary of estimated useful lives of property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	3 to 10 years